Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Bareboat charter lease payments
2021	12,228
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	51,347
Less imputed interest	(8,254)
Total Lease Liability	43,093
Presented as follows:
Short-term lease liability	9,288
Long-term lease liability	33,805
Year ending December 31,	Time Charter receipts
2021	39,988
2022	24,046
2023	7,245
2024	1,178
Total	72,457

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2021	18,910
2022	24,784
2023	24,784
2024	5,874
Total	74,352